Shareholder Fees	Apr. 30, 2026
Muzinich Dynamic Income Fund | Muzinich Dynamic Income Fund, Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Muzinich Dynamic Income Fund | Muzinich Dynamic Income Fund, Supra Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Muzinich Flexible U.S. High Yield Income Fund | Muzinich U.S. High Yield Credit Fund, Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Muzinich Flexible U.S. High Yield Income Fund | Muzinich U.S. High Yield Credit Fund, Supra Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Muzinich Low Duration Fund | Muzinich Low Duration Fund, Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Muzinich Low Duration Fund | Muzinich Low Duration Fund, Supra Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)